Debt - Summary of Maturities of Long Term Debt (Detail) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Debt Disclosure [Abstract]
2022	¥ 148,441	$ 23,294
2023	3	0
Total	¥ 148,444	$ 23,294